Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statement of comprehensive income
Profit after tax for the year		£ 1,111	£ 1,119	£ 1,439
Items that may be subsequently reclassified to the income statement:
Exchange movements on overseas net assets		(420)	598	(34)
Exchange movements on overseas net assets of non-controlling interests		(7)	(10)
Fair value movements on cash flow hedges		8	204	11
Reclassification of cash flow hedges to the income statement		(23)	(18)
Related tax on items that may be subsequently reclassified to the income statement	[1]	4	(44)	(2)
Total		(438)	730	(25)
Items that will not be reclassified to the income statement:
Remeasurement gains on defined benefit plan		5	123	27
Related tax on items that will not be reclassified to the income statement		1	(29)	(12)
Total		6	94	15
Other comprehensive (expenses)/income, net of tax for the year		(432)	824	(10)
Total comprehensive income, net of tax for the year		679	1,943	1,429
Total comprehensive income for the year attributable to:
Shareholders of the Group		624	1,894	1,380
Non-controlling interests		£ 55	£ 49	£ 49

[1]	Includes tax on fair value movements on cash flow hedges of £(2)m (2022: £(48)m), netted off by tax on reclassification of cash flow hedges to the income statement of £6m (2022: £4m).